Shareholders’ Equity (Deficit)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Shareholders’ Equity (Deficit)

12. Shareholders’ Equity (Deficit)

Ordinary Shares

As of March 31, 2025, the Company has 168,000,000 ordinary shares authorized. Each holder of ordinary shares shall be entitled to one vote for each share held as of the record date and shall be entitled to receive dividends, when, as and if declared by the shareholders’ meeting or the Board of Directors. The total ordinary shares issued and outstanding as of March 31, 2025 and 2024 was 42,210,000 shares.